Equity Investments - Investments in Associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity Investments
Carrying amount of interest in associates	€ 135	€ 151
Share of profit and losses from continuing operations	€ (16)	€ (4)